Business Combination	6 Months Ended
Jun. 30, 2023
Business Combination [Abstract]
Business Combination

NOTE C — Business Combination

Rice Acquisition Corp. II (“RONI”), a Cayman Islands exempted company, was organized as a blank check company formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On June 18, 2021, RONI executed an initial public offering (“IPO”) of its Class A ordinary shares, generating gross proceeds of approximately $345,000. The net proceeds from the IPO were subsequently placed in a trust account for the intended purpose of consummating a business combination.

On December 13, 2022, NET Power, LLC entered into a Business Combination Agreement with RONI, Rice Acquisition Holdings II LLC, a Cayman Islands limited liability company (“RONI Holdings”), Topo Buyer Co, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of RONI Holdings (the “Buyer”), and Topo Merger Sub, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of the Buyer (“Merger Sub”). At the time of closing, the Merger Sub merged with and into NET Power, LLC, with NET Power, LLC continuing as the surviving entity, resulting in it becoming a majority-owned, direct subsidiary of the Buyer (the “Business Combination”). RONI Holdings renamed itself NET Power Operations LLC and RONI renamed itself NET Power Inc. upon completion of the Business Combination.

The Business Combination resulted in an umbrella partnership, C corporation or “Up-C” structure. Immediately prior to the execution of the Business Combination Agreement, RONI Holdings represented a VIE in accordance with ASC 810’s guidance; therefore, RONI represented the accounting acquirer within the Business Combination structure. The Company elected push-down accounting for the Business Combination and recorded the push-down entries at RONI Holdings.

As a result of the Business Combination, the Company’s financial statement presentation distinguishes NET Power, LLC as the “Predecessor” through June 7, 2023 (the “Closing Date”). NET Power Inc. is the “Successor” for periods after the Closing Date. Revenue and earnings from the date of the Business Combination to period-end are shown as the “Successor” period on the Consolidated Statements of Operations and Comprehensive Loss. As a result of the application of the acquisition method of accounting in the Successor Period, the consolidated financial statements for the Successor Period are presented on a full step-up basis; therefore, Successor Period consolidated financial statements are not comparable to the consolidated financial statements of the Predecessor Period, which are not presented on the same full step-up basis.

The result of the Business Combination generated the following financial results:

•        The Business Combination generated $121,883 of expenses, including $16,021 of acquirer expenses recorded “on-the-line” because they would not have been incurred had the Business Combination not closed.

•        In contemplation of the Business Combination, the Company modified certain outstanding Profits Interests awards, a portion of which vested during the pre-combination period. The Company included $325 of previously vested, modified Profits Interests issued to the award recipient as consideration transferred to sellers.

•        Certain outstanding Profits Interests, which were not modified in contemplation of the Business Combination, that vested during the pre-combination period and that were issued to recipients as part of the Business Combination were included in consideration transferred to sellers. The total fair value of previously vested, unmodified Profits Interests included in consideration transferred to sellers equaled $651.

•        All outstanding NET Power, LLC member interests converted into 136,073,365 vested Class A OpCo Units and a corresponding number of vested shares of Class B Common Stock, 1,119,198 unvested Class A OpCo Units and 1,119,198 unvested shares of Class B Common Stock upon completion of the Business Combination.

•        The Company registered and issued 67,352,271 shares of Class A Common Stock on the New York Stock Exchange.

•        The Company recorded 8,624,974 Public Warrants, which are exercisable into 8,624,974 shares of Class A Common Stock at a price of $11.50 per share. The Company may redeem the Public Warrants for $0.01 if the last reported trading price of the Company’s Class A Common Stock price equals or exceeds $18.00 per share for any 20 days within a 30-trading day period. Additionally, the Public Warrants may be redeemed if the last reported trading price of the Company’s Class A Common Stock equals or exceeds $10.00 and is below $18.00 by paying a make-whole premium. The Public Warrants expire 5 years after the Closing Date.

•        The Company recorded 10,900,000 Private Placement Warrants, which are exercisable for 10,900,000 shares of Class A Common Stock at a price of $11.50 per share. The Private Placement Warrants expire 5 years after the Closing Date. The Private Placement Warrants are exercisable on a cashless basis and are non-redeemable as long as they are held by the initial purchasers or their permitted transferees. The Private Placement Warrants and Class A Common Stock issuable upon exercise of the Private Placement Warrants are entitled to registration rights.

•        The Company recorded $81,243 of deferred tax liabilities, which represent the difference between NET Power Inc.’s tax basis and its US GAAP basis in OpCo, with an offsetting entry to goodwill. The basis difference is primarily attributable to the Company’s developed technology and its Demonstration Plant asset.

•        The Company received $661,623 of cash from trust net of certain expenses paid on the Closing Date. During the period from June 8 through June 30, 2023 (Successor) this cash earned $2,125 in interest revenue, which is reported as interest revenue on the Consolidated Statements of Operations and Comprehensive Loss.

The Business Combination was accounted for using the acquisition method of accounting. The fair value of the total purchase consideration transferred was $1,786,258. The following table summarizes the total consideration transferred during the Business Combination:

Consideration Transferred	Total
Pre-combination vesting of modified Profits Interests	$325
Pre-combination vesting of unmodified Profits Interests	651
Consideration Transferred to Sellers	975
Class A OpCo Units – non-controlling interests	1,785,283
Fair value of total consideration transferred	$1,786,258

The following table sets forth the fair value of the assets and liabilities assumed in connection with the Business Combination:

Total
Assets Acquired
Current Assets
Cash	$7,946
Prepaid expenses	637
Other current assets	30
Total Current Assets	8,613

Long Term Assets
Intangible assets, net	1,345,000
Property, plant and equipment	91,855
Right-of-use assets	940
Total Long Term Assets	1,437,795
Total Assets Acquired	$1,446,408

Liabilities Assumed
Current Liabilities
Accounts payable	2,574
Accrued liabilities	7,370
Current lease liability	137
Other current liabilities	1
Total Current Liabilities	10,082

Long Term Liabilities
Deferred tax liability	81,243
Asset retirement obligation	1,967
Long term lease liability	594
Total Long Term Liabilities	83,804
Total Liabilities Assumed	93,886

Total identifiable net assets	1,352,522
Goodwill	433,737
Net assets acquired	$1,786,259

The purchase price allocation is subject to change during the measurement period, which will expire one year from the acquisition date.

Pro-Forma Information — The following table presents pro forma information as if the Business Combination occurred as of January 1, 2022. The pro forma information reflects adjustments for additional amortization resulting from the fair value re-measurement of assets acquired and liabilities assumed, for alignment of accounting policies, and transaction expenses as if the Business Combination occurred on January 1, 2022. The pro forma results do not include any anticipated cost synergies or other effects of the combined Company. Accordingly, pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisitions been completed on the dates indicated, nor are they indicative of the Company’s future operating results.

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Pro forma revenue	$125	$208	$175	$432
Pro forma net loss	(140,353)	(30,507)	(174,157)	(58,594)
Pro forma net loss attributable to non-redeemable controlling interest	(44,913)	(9,762)	(55,730)	(18,750)
Pro forma net loss attributable to non-redeemable non-controlling interests	(95,440)	(20,745)	(118,427)	(39,844)